Collaboration Agreement - Additional Information (Detail) - AstraZeneca - USD ($)	1 Months Ended	24 Months Ended	107 Months Ended	110 Months Ended
	Feb. 28, 2006	Dec. 31, 2011	Dec. 31, 2014	Mar. 31, 2015
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process	$ 10,000,000
Allocation of initial fee to research collaboration	5,000,000
Initial fee not yet recognized	$ 5,000,000
Aggregate amount received for research and development process			$ 88,120,000	$ 88,120,000
Clinical Trial TC-1734
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Amount received for research and development process		$ 6,000,000